Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
. Pension and Other Postretirement Benefits
The following table summarizes changes in the benefit obligations, the plan assets and funded status for all of the Company’s pension and postretirement benefit plans, as well as the aggregate balance sheet impact.

	Pension Plans		Postretirement Benefit Plans
	2017	2016	2017	2016
	(in millions)
Change in benefit obligation:
Benefit obligation at the beginning of the year	$3,758	$3,448	$177	$184
Service cost	97	94	2	2
Interest cost	142	135	5	6
Plan participants’ contributions	2	2	5	4
Amendments	—	15	—	(3)
Actuarial loss (gain)	391	181	(13)	(3)
Foreign currency exchange rate changes	22	9	2	—
Curtailments and special termination benefits	2	2	—	—
Benefits paid	(186)	(128)	(13)	(13)
Benefit obligation at the end of the year	$4,228	$3,758	$165	$177
Change in plan assets:
Fair value of plan assets at the beginning of the year	$2,721	$2,552	$60	$57
Actual return on plan assets	391	189	8	5
Employer contributions	97	97	7	7
Plan participants’ contributions	2	2	5	4
Foreign currency exchange rate changes	22	9	—	—
Benefits paid	(186)	(128)	(13)	(13)
Fair value of plan assets at the end of the year	$3,047	$2,721	$67	$60
Unfunded status at the end of the year	$(1,181)	$(1,037)	$(98)	$(117)

Assets and (liabilities) recognized on the consolidated balance sheets consist of:
Non-current assets	$48	$37	$—	$—
Current liabilities	(6)	(6)	(8)	(8)
Non-current liabilities	(1,223)	(1,068)	(90)	(109)
	$(1,181)	$(1,037)	$(98)	$(117)

The table below summarizes the net loss and prior service cost balances at December 31, in the accumulated other comprehensive loss account, before related tax effects, for all of the Company’s pension and postretirement benefit plans.

	Pension Plans		Postretirement Benefit Plans
	2017	2016	2017	2016
	(in millions)
Net loss (gain)	$1,035	$896	$(3)	$(12)
Prior service cost (credit)	10	14	(27)	(4)
Total amount recognized	$1,045	$910	$(30)	$(16)

The aggregate accumulated benefit obligation (ABO) for all of the Company’s pension plans was $3,831 million at December 31, 2017 and $3,413 million at December 31, 2016. The table below presents information for the pension plans with an ABO in excess of the fair value of plan assets at December 31, 2017 and 2016.

	Pension Plans
	2017	2016
	(in millions)
Projected benefit obligation	$3,875	$3,528
Accumulated benefit obligation	$3,490	$3,192
Fair value of plan assets	$2,651	$2,456

The table below summarizes the weighted average assumptions used to determine the benefit obligations for the Company’s pension and postretirement plans disclosed at December 31, 2017 and 2016.

	Pension Plans				Postretirement Benefit Plans
	2017		2016		2017		2016
Benefit obligations:
Discount rate	3.78%	(1)	4.40%	(1)	3.59%	(2)	4.05%	(2)
Rate of compensation increase	3.50%	(3)	3.50%	(3)
__________________

(1)
The weighted average discount rate assumptions used at December 31, 2017 and 2016 were comprised of separate assumptions determined by country of 3.81% and 4.45% for the U.S. based plans, respectively, and 3.39% and 3.79% for the Canadian based plans, respectively.

(2)
The weighted average discount rate assumptions used at December 31, 2017 and 2016 were comprised of separate assumptions determined by country of 3.63% and 4.11% for the U.S. based plans, respectively, and 3.33% and 3.64% for the Canadian based plans, respectively.

(3)
The weighted average rate of compensation increase assumptions were comprised of separate assumptions determined by country of 3.5% for both the U.S. based plans and Canadian based plans at December 31, 2017 and 2016.

The following table summarizes the components of net periodic benefit cost for the Company’s pension and postretirement benefit plans for the years ended December 31, 2017, 2016 and 2015.

	Pension Plans			Postretirement Benefit Plans
	2017	2016	2015	2017	2016	2015
	(in millions)
Components of net periodic benefit cost:
Service cost (1)	$97	$94	$112	$2	$2	$3
Interest cost	142	135	149	5	6	7
Expected return on plan assets (1)	(197)	(186)	(194)	(4)	(4)	(5)
Amortization of prior service cost (credits)	1	—	1	(1)	(2)	(2)
Amortization of net loss (gains)	61	52	68	(2)	(2)	—
Curtailment loss and special termination benefits (2)	6	2	3	—	—	—
Net periodic benefit cost	$110	$97	$139	$—	$—	$3
__________________

(1)
In connection with the adoption of ASU 2017-07, the Company reclassified pension plan administrative expenses amounting to $15 million, $14 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively, from the service cost component to the expected return on plan assets component of net periodic benefit cost. Taking into account the aforementioned policy change in connection with the adoption of this standard, operating income included in the Company’s Statements of Operations increased by $11 million, $1 million, and $27 million for the years ended December 31, 2017, 2016, and 2015, respectively, with a corresponding decrease of Interest and other income, net. The Company’s percentage assumptions for expected long-term return on plan assets, which are disclosed further below, exclude expected plan administrative expenses.

(2)
During the year ended December 31, 2017, the curtailment loss and special termination benefits charge is primarily due to a pension curtailment charge in connection with the decision to discontinue future service accruals for substantially all salaried employee defined benefit plans effective January 1, 2019.

In 2016, the Company changed the approach used to measure the service and interest components of expense for all of its pension and postretirement benefit plans. For fiscal 2015 and previous periods, the Company measured the service and interest cost components using a single weighted-average discount rate derived from the yield curve used to measure the benefit obligations at the beginning of the period. Beginning in fiscal 2016, the Company elected to use a spot rate approach for its plans in the measurement of the components of benefit cost by applying specific spot rates along that yield curve to the relevant projected cash flows, as the Company believes the new approach provides a more precise measurement of service and interest costs. This change does not affect the measurement of the Company’s total benefit obligation. The Company has accounted for this change prospectively as a change in accounting estimate.
The following table summarizes the other changes in plan assets and benefit obligations recognized in other comprehensive income for the Company’s pension and postretirement benefit plans for the years ended December 31, 2017, 2016 and 2015.

	Pension Plans			Postretirement Benefit Plans
	2017	2016	2015	2017	2016	2015
	(in millions)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net loss (gain)	$200	$179	$(132)	$(17)	$(4)	$(7)
Prior service (cost) credit	(4)	15	—	—	(2)	—
Amortization of net (loss) gain	(61)	(52)	(68)	2	2	—
Amortization of prior service (cost) credit	(1)	—	(1)	1	2	2
Total recognized in other comprehensive income (loss)	134	142	(201)	(14)	(2)	(5)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$244	$239	$(62)	$(14)	$(2)	$(2)

The following table summarizes the amounts expected to be amortized from accumulated OCI and recognized as components of net periodic benefit costs during 2018.

	Pension Plans	Postretirement Benefit Plans	Total
	(in millions)
Net loss (gain)	$74	$(3)	$71
Prior service credit	—	(1)	(1)
	$74	$(4)	$70

The table below summarizes the weighted average assumptions used to determine the net periodic benefit cost for the years ended December 31, 2017, 2016 and 2015.

	Pension Plans						Postretirement Benefit Plans
	2017		2016		2015		2017		2016		2015
Discount rates:
Benefit obligation	4.40%	(1)	4.67%	(1)	4.14%	(1)	4.05%	(4)	4.22%	(4)	3.70%	(4)
Service cost	4.55%		4.83%		—%	(5)	4.21%		4.37%		—%	(5)
Interest cost	3.84%		3.95%		—%	(5)	3.26%		3.26%		—%	(5)
Expected long-term return on plan assets	7.92%	(2)	7.92%	(2)	8.14%	(2)	7.43%		7.42%		7.65%
Rate of compensation increase	3.50%	(3)	3.50%	(3)	3.50%	(3)
__________________

(1)
The weighted average discount rate assumptions used for the years ended December 31, 2017, 2016, and 2015 were comprised of separate assumptions determined by country of 4.45%, 4.73% and 4.20% for the U.S. based plans and 3.79%, 3.93% and 3.90% for the Canadian based plans, respectively.

(2)
The weighted average expected long-term return on plan assets assumptions used were comprised of separate assumptions determined by country of 8.00% for each of the years ended December 31, 2017 and 2016 and 8.25% for the year ended December 31, 2015 for the U.S. based plans and 7.25% for the Canadian based plans for the years ended December 31, 2017, 2016 and 2015.

(3)
The weighted average rate of compensation increase assumptions used for the years ended December 31, 2017, 2016 and 2015 were comprised of separate assumptions determined by country of 3.50% for both the U.S and Canadian based plans.

(4)
The weighted average discount rate assumptions used for the years ended December 31, 2017, 2016 and 2015 were comprised of separate assumptions determined by country of 4.11%, 4.28% and 3.70% for the U.S. based plans and 3.64%, 3.74% and 3.70% for the Canadian based plans, respectively.

(5)	Not applicable as the Company changed to the spot rate approach beginning in 2016 as described above.
The expected long-term return on plan assets assumption represents the average rate that the Company expects to earn over the long-term on the assets of the Company’s benefit plans, including those from dividends, interest income and capital appreciation, net of investment management expenses. The Company utilizes a third-party consultant to assist in the development of the expected long-term return on plan assets, which is based on expectations regarding future long-term rates of return for the plans’ investment portfolio, with consideration given to the allocation of investments by asset class and historical rates of return for each individual asset class. The Company utilizes a building block methodology that utilizes historical and forward looking rates of return for each asset class and takes into account expected returns above inflation and risk premium. These long-term rates of return are then applied to the target portfolio allocations that are generally aligned with the actual asset allocations of the Company’s plans to develop the expected long-term rate of return.
The annual increase in cost of benefits (health care cost trend rate) for the Company’s U.S. based plans covering retirees under 65 years of age is assumed to be an average of 6.5% in 2018 and is assumed to gradually decrease to a rate of 5.0% in 2021 and thereafter. The health care cost trend rate for the Company’s U.S. based plans covering retirees over 65 years of age is assumed to be an average of 8.0% in 2018 and is assumed to gradually decrease to a rate of 5.0% in 2024 and thereafter. The health care cost trend rate for the Company’s Canadian based plans is assumed to be an average of 6.25% in 2018 and is assumed to gradually decrease to a rate of 5.0% in 2023 and thereafter. Health care cost trend assumptions are based on (1) observed or expected short term rates of increase for different types of health models based on actual claims experience and benchmarking, and (2) a reasonable estimate of an appropriate, sustainable level of health care cost trend in the future, weighting the factors that primarily influence trends, which are price inflation and cost leveraging benefit plan features. Assumed health care cost trend rates can have a significant effect on amounts reported for postretirement medical benefit plans. A one percentage point change in the assumed health care cost trend rates would have the following effects:

	1 percentage point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost	$—	$—
Effect on postretirement benefit obligations	$5	$(4)

Plan Assets. The Company’s Benefit Plan Committee (Committee) has the responsibility to formulate the investment policies and strategies for the plans’ assets. The Committee structures the investment of plan assets to achieve the following goals: (1) maximize the plans’ long-term rate of return on assets for an acceptable level of risk; and (2) limit the volatility of investment returns and consequent impact on the plans’ assets. In the pursuit of these goals, the Committee has formulated the following investment policies and objectives: (1) invest assets of the plans in a manner consistent with the fiduciary standards of the Employee Retirement Income Security Act of 1974 (ERISA); (2) preserve the plans’ assets; (3) maintain sufficient liquidity to fund benefit payments and pay plan expenses; (4) evaluate the performance of investment managers; and (5) achieve, on average, a minimum total rate of return equal to the established benchmarks for each asset category.
The Committee retains a professional investment consultant to advise the Committee and help ensure that the above policies and strategies are met. The Committee does not actively manage the day to day operations and selection process of individual securities and investments, as it retains the professional services of qualified investment management organizations to fulfill those tasks. Qualified investment management organizations are evaluated on several criteria for selection, with a focus on the investment management organizations’ demonstrated capability to achieve results that will meet or exceed the investment objectives they have been assigned and conform to the policies established by the Committee. While the investment management organizations have investment discretion over the assets placed under their management, the Committee provides each investment manager with specific investment guidelines relevant to its asset class.
The Committee has established the allowable range that the plans’ assets may be invested in for each major asset category. In addition, the Committee has established guidelines regarding diversification within asset categories to limit risk and exposure to a single or limited number of securities. The investments of the plans’ include a diversified portfolio of both equity and fixed income investments. Equity investments are further diversified across U.S. and non-U.S. stocks, small to large capitalization stocks, and growth and value stocks. Fixed income assets are diversified across U.S. and non-U.S. issuers, corporate and governmental issuers, and credit quality. The plan also invests in real estate through publicly traded real estate securities. Derivatives may be used only for hedging purposes or to create synthetic long positions. The plans are prohibited from directly owning commodities, unregistered securities, restricted stock, private placements, or interests in oil, gas, mineral exploration, or other development programs. Further, short selling or utilizing margin buying for investment purposes is prohibited.
The table below presents the allowable range for each major category of the plans’ assets at December 31, 2017 as well as the Company’s pension plan and postretirement benefit plan weighted-average asset allocations at December 31, 2017 and 2016, by asset category.

	U.S.			Canada
Asset Category	Range	2017	2016	Range	2017	2016
Domestic equity(1)	30%-60%	47%	55%	—	15%	15%
International equity(2)	10%-20%	11	10	—	47	62
Total equities	45%-75%	58	65	40%-80%	62	77
Fixed income securities	20%-40%	28	22	—	25	13
Other, primarily cash and cash equivalents	0%-15%	7	5	—	13	10
Total fixed income securities and cash and cash equivalents	NA	NA	NA	20%-60%	38	23
Real estate securities	0%-15%	7	8	—	—	—
Total		100%	100%		100%	100%
__________________

(1)	Domestic equities for Canadian plans refers to equities of Canadian companies.

(2)	International equities for Canadian plans includes equities of U.S. companies.
NA - Not applicable. The Company’s Master Pension Trust Investment Policy does not provide an allocation percentage range to fixed income securities and cash and cash equivalents.
The Committee regularly monitors the investment of the plans’ assets to ensure that the actual investment allocation remains within the established range. The Committee also regularly measures and monitors investment risk through ongoing performance reporting and investment manager reviews. Investment manager reviews include assessing the managers’ performance versus the appropriate benchmark index both in the short and long-term period, performance versus peers, and an examination of the risk the managers assumed in order to achieve rates of return.
The table below presents the fair value of the Company’s pension plans’ assets by asset category segregated by level within the fair value hierarchy, as described below.

	U.S. Pension Plans’ Assets				Canadian Pension Plans’ Assets
	Fair Value Measured At December 31, 2017				Fair Value Measured At December 31, 2017
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$1,297	$—	$—	$1,297	$71	$—	$—	$71
International Equity	87	—	—	87	105	—	—	105
Fixed Income — Investment Grade(2)	329	205	—	534	—	—	—	—
Fixed Income — High Yield(3)	—	219	—	219	—	—	—	—
Real Estate Investment Trusts(4)	196	—	—	196	—	—	—	—
Other(5)	—	198	—	198	8	37	—	45
Total assets at fair value	$1,909	$622	$—	$2,531	$184	$37	$—	$221
Liabilities for unsettled trades, net				(30)				—
Other investments measured at net asset value(6)(7)				203				122
Total				$2,704				$343

	U.S. Pension Plans’ Assets				Canadian Pension Plans’ Assets
	Fair Value Measured At December 31, 2016				Fair Value Measured At December 31, 2016
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$1,331	$—	$—	$1,331	$79	$—	$—	$79
International Equity	85	—	—	85	104	—	—	104
Fixed Income — Investment Grade(2)	255	159	—	414	—	—	—	—
Fixed Income — High Yield(3)	—	136	—	136	—	—	—	—
Real Estate Investment Trusts(4)	193	—	—	193	—	—	—	—
Other(5)	—	114	—	114	5	27	—	32
Total assets at fair value	$1,864	$409	$—	$2,273	$188	$27	$—	$215
Liabilities for unsettled trades, net				(23)				—
Other investments measured at net asset value(6)(7)				171				85
Total				$2,421				$300
__________________

(1)
Equity securities consist of investments in common stock of U.S. and international companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotations (NASDAQ), and various international exchanges.

(2)
Approximately 62% at December 31, 2017 and 2016 of U.S. plan assets that are invested in the Fixed Income — Investment Grade asset category consist of a mutual fund offered by a registered investment company (the Fund) and fixed income securities. The Fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. These investments are classified by the Company as a Level 1 measurement within the fair value hierarchy, as the mutual fund trades on an active market and daily, quoted prices are available. The remaining 38% at December 31, 2017 and 2016 of U.S. plan assets are fixed income securities, primarily investment grade corporate bonds from various industries held directly by the plan. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs and are classified as Level 2.

(3)
Fixed Income — High Yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(5)
Other consists primarily of: (1) money market accounts, which invest primarily in short-term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, and are classified as Level 2, and (2) cash, which is classified as Level 1.

(6)
In accordance with ASU 2015-07, certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position.

(7)
All of the U.S. plans other investments measured using NAV at December 31, 2017 and 2016 and approximately 31% and 55% at December 31, 2017 and 2016, respectively, of the Canadian plans other investments measured using NAV consist of a regulated commingled equity trust fund, for which fair value is based on the NAV at the end of each month. The NAV is calculated by the fund manager based on the fair value of the fund’s holdings, primarily equity securities traded in active markets, determined as of the end of each month as a practical expedient to estimating fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Withdrawals are permitted, with notice by the 20th day of each month, based on NAV. Approximately 69% and 45% at December 31, 2017 and 2016, respectively, of the Canadian plans other investments measured using NAV are invested in regulated commingled bond funds (the “Bond Funds”). As these Bond Funds do not trade in an active market, the fair value is based on NAVs calculated by fund managers based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs as a practical expedient to estimating fair value and classified as Level 2. Withdrawals are permitted monthly, with notice between 0 and 3 days of the transaction date, based on NAV.

The table below presents the fair value of the Company’s postretirement benefit plans’ assets by asset category segregated by level within the fair value hierarchy, as described below.

	Postretirement Benefit Plans’ Assets
	Fair Value Measured At December 31, 2017				Fair Value Measured At December 31, 2016
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$38	$—	$—	$38	$37	$—	$—	$37
International Equity	2	—	—	2	1	—	—	1
Fixed Income — Investment Grade(2)	10	3	—	13	8	3	—	11
Fixed Income — High Yield(3)	—	3	—	3	—	2	—	2
Real Estate Investment Trusts(4)	3	—	—	3	3	—	—	3
Other(5)	—	5	—	5	—	3	—	3
Total assets at fair value	$53	$11	$—	$64	$49	$8	$—	$57
Other investments measured at net asset value(6)(7)				3				3
Total				$67				$60
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(1)
Equity securities consist of investments in common stock of U.S. and international companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the NYSE, NASDAQ, and various international exchanges.

(2)
Approximately 77% and 73% at December 31, 2017 and 2016, respectively, of the postretirement benefit plan assets that are invested in the Fixed Income — Investment Grade asset category consist of the Fund and fixed income securities. The Fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. These investments are classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available. The remaining 23% and 27% at December 31, 2017 and 2016, respectively, of the postretirement benefit plan assets are fixed income securities, primarily investment grade corporate bonds from various industries held directly by the plan. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs and are classified as Level 2.

(3)
Fixed Income — High Yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)	REITs consist of securities that trade on the major exchanges and invest directly, either through properties or mortgages.

(5)
Other consists primarily of money market accounts, which invest primarily in short-term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit.

(6)
In accordance with ASU 2015-07, certain investments that are measured at fair value using the NAV per share (or its equivalent)practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position.

(7)
All of the postretirement benefit plans other investments measured using NAV at December 31, 2017 and 2016 consist of a regulated commingled equity trust fund, which fair value is based on NAV at the end of each month. The NAV is calculated by the fund manager based on the fair value of the fund’s holdings, primarily equity securities traded in active markets, determined as of the end of each month as a practical expedient to estimating fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Withdrawals are permitted, with notice by the 20th day of each month, based on NAV.

Contributions. The funding policy for the Company’s pension and postretirement benefit plans is to contribute at least the minimum required by applicable laws and regulations or to directly make benefit payments where appropriate. The Company makes voluntary, additional contributions to the pension plans depending on a number of factors, including operating cash flow levels, alternative uses for excess cash and the plans’ funded status. At December 31, 2017, all legal funding requirements had been met. For the year ending December 31, 2018, the Company currently expects to contribute approximately $100 million to its pension plans, and approximately $10 million to its postretirement benefit plans.
Estimated Future Benefit Payments. The following table presents expected pension and postretirement benefit payments and expected postretirement subsidies due to the Medicare Prescription Drug Improvement and Modernization Act of 2003, which reflect expected future service, as appropriate.

		Postretirement Benefits
	Pension Benefits	Benefit Payments	Subsidy Receipts
	(in millions)
2018	$158	$12	$—
2019	165	12	—
2020	175	13	—
2021	185	13	—
2022	194	12	—
Years 2023 - 2027	1,128	55	1

Employee Savings Plans. Under its various employee savings plans, the Company matches the contributions of participating employees up to a designated level. The extent of the match, vesting terms and the form of the matching contributions vary among the plans. Under these plans, the Company’s matching contributions in L3’s common stock and cash were $115 million for 2017, $118 million for 2016 and $131 million for 2015. These matching contributions include amounts attributable to discontinued operations of $8 million for 2017, $12 million for 2016 and $24 million for 2015.
Multiemployer Benefit Plans. Certain of the Company’s businesses participate in multiemployer defined benefit pension plans. The Company makes cash contributions to these plans under the terms of collective-bargaining agreements that cover its union employees based on a fixed rate per hour of service worked by the covered employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects: (1) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (3) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.
Under these plans, the Company contributed cash and recorded expenses for each of its individually significant plans and all of its other plans in aggregate as noted in the table below.

	EIN/Pension Plan Number	Pension Protection Act Zone Status(1)		FIP/RP(2) Status Pending/ Implemented	Contributions by L3(7)						Surcharge Imposed	Expiration Date of Collective- Bargaining Agreement
Pension Fund		2017	2016		2017		2016		2015
IAM National Pension Fund	51-6031295/002	Green	Green	No	$27	(3)	$26	(4)	$23	(4)	No	4/29/2018 to 9/30/2020(5)
Other Pension Funds(6)					—		—		—
Total contributions					$27		$26		$23
__________________

(1)	A zone status rating of green indicates the plan is at least 80% funded.

(2)	Funding improvement plan or rehabilitation plan.

(3)	At the date the audited financial statements for the Company were issued, the Form 5500 for the plan year ended December 31, 2017 was not available.

(4)	Represents 5% of total plan contributions for the years ended December 31, 2016 and 2015 based on Form 5500.

(5)
The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements, expiring April 28, 2019, covers multiple programs in the Company’s ISRS reportable segment and represents 61% of 2017 contributions.

(6)	Consists of three pension funds in which the Company’s contributions are individually, and in the aggregate, insignificant.

(7)
These contributions include amounts attributable to discontinued operations of approximately $26 million for the years ended December 31, 2017 and 2016 and $22 million for the year ended December 31, 2015.